Pension Plans and Similar Obligations - Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension Plans and Similar Obligations
Defined contribution plans	€ 457	€ 346	€ 326
Defined benefit pension plans	22	62	93
Pension expenses	€ 479	€ 408	€ 419